Loss Per Share - Schedule of Calculation of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$ 18,026	$ 6,199	$ 31,408	$ 9,616
Dividend accumulated on preferred shares during the period		216		824
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$ 18,026	$ 6,415	$ 31,408	$ 10,440
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	15,784,393	9,204,405	15,528,826	5,755,714
Basic and diluted net loss per ordinary share	$ 1.14	$ 0.70	$ 2.02	$ 1.81